LONGTERM INVESTMENTS (Tables)	12 Months Ended
Dec. 31, 2022
Schedule Of Long-term Investments
	Fair Value December 31,	Net Additions	Movements in foreign	Fair value adjustments	Fair Value December 31,
	2021		Exchange	for the period	2022
Talisker Resources	$3,880	$-	$(134)	$(2,106)	$1,640
Silver Wolf Exploration Ltd.	59	30	(35)	(3)	51
Endurance Gold Corp	-	53	(4)	6	55
	$3,939	$83	$(173)	$(2,103)	$1,746